UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Towle & Co

Address:   1610 Des Peres Rd, Suite 250
           St. Louis, MO 63131


Form 13F File Number: 28-10640


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jodi L. Layman
Title:  Director of Operations
Phone:  314-822-0204

Signature,  Place,  and  Date  of  Signing:

/s/ Jodi L. Layman                 St. Louis, MO                      2/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              40

Form 13F Information Table Value Total:  $      346,011
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AM Castle & Co                 COM            148411101     8969   487176 SH       SOLE                 487176      0    0
Aegean Marine Petroleum Inc    COM            y0017s102     9210   882997 SH       SOLE                 882997      0    0
Aircastle Ltd                  COM            g0129k104     9853   942843 SH       SOLE                 942843      0    0
Allied World Assurance Ltd     COM            h01531104    10365   174379 SH       SOLE                 174379      0    0
AmeriServ Financial Inc        COM            03074a102     1359   860013 SH       SOLE                 860013      0    0
Argo Group Intl Holdings Ltd   COM            g0464b107    12003   320496 SH       SOLE                 320496      0    0
ArvinMeritor Inc               COM            043353101    11798   574932 SH       SOLE                 574932      0    0
Brown Shoe Company             COM            115736100     7286   523078 SH       SOLE                 523078      0    0
Bunge Ltd                      COM            g16962105     8079   123306 SH       SOLE                 123306      0    0
CNA Financial Corp             COM            126117100    10380   383727 SH       SOLE                 383727      0    0
Celestica Inc                  COM            15101q108     5166   532563 SH       SOLE                 532563      0    0
Charming Shoppes Inc           COM            161133103    10341  2912982 SH       SOLE                2912982      0    0
Chiquita Brands Intl Inc       COM            170032809    11445   816339 SH       SOLE                 816339      0    0
Dean Foods Company             COM            242370104     8763   991322 SH       SOLE                 991322      0    0
Dole Food Company Inc          COM            256603101    11295   836017 SH       SOLE                 836017      0    0
Flexsteel Industries Inc       COM            339382103     5573   313998 SH       SOLE                 313998      0    0
Furniture Brands Intl Inc      COM            360921100     7132  1387637 SH       SOLE                1387637      0    0
Genco Shipping & Trading Ltd   COM            y2685t107     5408   375530 SH       SOLE                 375530      0    0
General Cable Corporation      COM            369300108     6421   182992 SH       SOLE                 182992      0    0
Global Industries Ltd          COM            379336100     9661  1394083 SH       SOLE                1394083      0    0
Goodyear Tire & Rubber Co      COM            382550101    11246   949053 SH       SOLE                 949053      0    0
Group 1 Automotive Inc         COM            398905109    12708   304301 SH       SOLE                 304301      0    0
Ingram Micro Inc               COM            457153104     7117   372822 SH       SOLE                 372822      0    0
Navigators Group Inc           COM            638904102     8694   172679 SH       SOLE                 172679      0    0
Navistar Intl Corp             COM            63934e108    12232   211224 SH       SOLE                 211224      0    0
OfficeMax Incorporated         COM            67622p101    12816   724045 SH       SOLE                 724045      0    0
Old Republic Intl Corp         COM            680223104     6151   451280 SH       SOLE                 451280      0    0
Overseas Shipholding Group Inc COM            690368105     5741   162083 SH       SOLE                 162083      0    0
PHH Corporation                COM            693320202     5695   245990 SH       SOLE                 245990      0    0
PolyOne Corporation            COM            73179p106     9077   726723 SH       SOLE                 726723      0    0
SUPERVALU INC                  COM            868536103     7733   803041 SH       SOLE                 803041      0    0
Sanmina-SCI Corp               COM            800907206     9317   811571 SH       SOLE                 811571      0    0
Sonic Automotive Inc           COM            83545g102     8786   663564 SH       SOLE                 663564      0    0
Star Bulk Carriers Corp        COM            y8162k105     6587  2467208 SH       SOLE                2467208      0    0
Stewart Information Services C COM            860372101     9385   813968 SH       SOLE                 813968      0    0
Tesoro Corporation             COM            881609101    10771   580943 SH       SOLE                 580943      0    0
Union Drilling Inc             COM            90653p105     7487  1028468 SH       SOLE                1028468      0    0
United Rentals Inc             COM            911363109    14893   654626 SH       SOLE                 654626      0    0
Valero Energy Corp             COM            91913y100     7358   318274 SH       SOLE                 318274      0    0
Virco Mfg Corp                 COM            927651109     1710   647759 SH       SOLE                 647759      0    0


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